Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000742212_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement dated August 12, 2011

to the

Statutory Prospectus Dated May 1, 2011

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Series Fund") dated May 1, 2011 (the "Prospectus"). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Long-Term U.S. Government Bond Portfolio

Effective immediately, the Long-Term U.S. Government Bond Portfolio – Summary beginning on page 64 of the Prospectus shall be amended to clarify that the credit quality limits apply only to Portfolio assets that are not invested in U.S. Government Securities by revising the last sentence of the penultimate paragraph of the "PRINCIPAL INVESTMENT STRATEGIES" section of such Summary, set forth below, to add the following italicized text:

"In addition, with respect to the Portfolio's investments in fixed income securities that are not U.S. Government Securities, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's or equivalently rated by S&P or Fitch and may only invest up to 25% of its total assets in securities rated Aa by Moody's or equivalently rated by S&P or Fitch."

Long-Term US Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000742212_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement dated August 12, 2011

to the

Statutory Prospectus Dated May 1, 2011

Long-Term U.S. Government Bond Portfolio

Effective immediately, the Long-Term U.S. Government Bond Portfolio – Summary beginning on page 64 of the Prospectus shall be amended to clarify that the credit quality limits apply only to Portfolio assets that are not invested in U.S. Government Securities by revising the last sentence of the penultimate paragraph of the "PRINCIPAL INVESTMENT STRATEGIES" section of such Summary, set forth below, to add the following italicized text:

"In addition, with respect to the Portfolio's investments in fixed income securities that are not U.S. Government Securities, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's or equivalently rated by S&P or Fitch and may only invest up to 25% of its total assets in securities rated Aa by Moody's or equivalently rated by S&P or Fitch."